Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2019
Summary of Investments Other Than Investments in Related Parties

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE I - SUMMARY OF INVESTMENTS

OTHER THAN INVESTMENTS IN RELATED PARTIES

DECEMBER 31, 2019

($ in thousands)	Cost/ amortized cost	Fair value	Amount shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$43,280	$52,814	$52,814
States, municipalities and political subdivisions	433,038	552,280	552,280
Foreign governments	133,635	140,166	140,166
Public utilities	601,930	673,843	673,843
All other corporate bonds	2,798,541	3,001,402	3,001,402
Mortgage-backed securities	12,683	13,857	13,857

Total fixed maturities	4,023,107	$4,434,362	4,434,362

Equity securities:
Common stocks:
Public utilities	3,117	$4,172	4,172
Banks, trusts and insurance companies	16,061	21,053	21,053
Industrial, miscellaneous and all other	211,902	246,529	246,529
Nonredeemable preferred stocks	2,038	2,379	2,379

Total equity securities	233,118	$274,133	274,133

Mortgage loans on real estate (none acquired in satisfaction of debt)	733,258	$764,201	733,258

Policy loans	38,583		38,583
Derivative instruments	5,237	$5,237	5,237

Limited partnership interests	386,310		386,310
Short-term investments	224,111	$224,098	224,098

Total investments	$5,643,724		$6,095,981